Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2024	2023	2022
Current income tax expense:
Germany	€3,362	€15,883	€26,239
Other countries	4	9	65
Current income tax expense	€3,366	€15,892	€26,304
Deferred income tax benefit:
Germany	(9,617)	(3,501)	(19,763)
Other countries	(3)	—	29
Deferred income tax benefit	€(9,620)	€(3,501)	€(19,734)
Income tax expense/(benefit)	€(6,254)	€12,391	€6,570

Schedule of income (loss) before income tax, domestic and foreign
The following table summarizes our loss before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2024	2023	2022
Germany	€(28,191)	€(151,890)	€(119,273)
Other countries	(56)	26	(974)
Loss before income taxes	€(28,247)	€(151,864)	€(120,247)

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate of 31.2% to loss before income taxes to total income tax expense is as follows:

	Year ended December 31,
(€ thousands)	2024	2023	2022
Loss before income taxes	€(28,247)	€(151,864)	€(120,247)
Income tax benefit at German tax rate	(8,820)	(47,419)	(37,547)
Foreign rate differential	(10)	(1)	175
Expected tax benefit	€(8,830)	€(47,420)	€(37,372)

Tax effect from:
Non-deductible share-based compensation(1)	€2,639	€2,968	€4,791
Deductible share-based compensation liability awards(1)	(428)	(401)	—
Goodwill impairment(2)	—	56,807	32,674
Non-deductible expenses	335	165	234
Tax-free income from tax credits(3)	(438)	—	—
Tax-free income from investments(4)	(502)	—	—
Forfeiture of net operating losses(4)	(567)	—	—
Movement in valuation allowance	550	13	(57)
Prior period taxes	64	(5)	192
Foreign withholding taxes	503	848	—
Movement in uncertain tax positions	132	(686)	6,311
Other differences	288	102	(203)
Income tax expense/(benefit)	€(6,254)	€12,391	€6,570
Effective tax rate	22.1%	(8.2)%	(5.5)%
(1) Share-based compensation is further discussed in Note 9: Share-based awards and other equity instruments.
(2) Goodwill impairment is further discussed in Note 8: Goodwill and intangible assets, net.
(3) Tax credits received from the German tax authority are further discussed in Note 2: Significant accounting policies - Government Grants.
(4) Tax-free income from investments and the forfeiture of net operating losses, both resulting from liquidations of foreign subsidiaries and mergers of domestic subsidiaries, were €1.6 million and €1.8 million, respectively, for the year ended December 31, 2024
Schedule of uncertain tax positions
Uncertain tax positions as of December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
(€ thousands)	2024	2023
Balance, beginning of year	€8,552	€9,238
Decreases to tax positions related to prior years	—	(720)
Interest and penalties	132	34
Balance, end of year	€8,684	€8,552

Schedule of deferred tax assets and liabilities	December 31, 2024 and 2023, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2024	2023
Deferred tax assets:
Net operating loss carryforwards	€789	€1,339
Intangible assets, net	18	—
Operating lease liability	14,776	14,705
Other long-term liabilities	40	33
Deferred tax assets (gross)	€15,623	€16,077
Less valuation allowance	(789)	(1,339)
Subtotal	€14,834	€14,738
Offsetting	(14,834)	(14,738)
Deferred tax assets	€—	€—

Deferred tax liabilities:
Prepaid expense and other current assets	€328	€437
Intangible assets, net	13,913	23,332
Property and equipment	1,946	2,108
Operating lease right-of-use assets	15,241	15,185
Accrued expenses and other current liabilities	148	160
Other long-term liabilities	—	18
Other	56	47
Subtotal	€31,632	€41,287
Offsetting	(14,834)	(14,738)
Deferred tax liabilities	€16,798	€26,549